EQUITY - Additional Information (Details)				1 Months Ended		12 Months Ended
		Apr. 21, 2021 shares	Dec. 13, 2020 USD ($)	Apr. 30, 2021 shares	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 shares
EQUITY
Shares issued | shares						16,155,810
Shares outstanding | shares						16,155,810
Number of shares issued | shares						16,155,812	16,155,812		9,742,998		7,926,570
Proceeds from sale of future shares						$ 953,087
Shares issued for cash						3,127,442	$ 2,222,000		$ 2,599,978
Contributed capital						$ 50,924,276	50,630,439	[1]	26,846,043	[1]
Number of shares repurchased			$ 250,000						656,513
Value of shares repurchased for cash consideration	[2]								656,513
Gross proceeds from resold of ordinary shares							$ 0		382,630
Dividends paid	[2]								$ 147,557
Tau Game Lodge [Member]
EQUITY
Number pf Options for purchase, shares | shares							233,501		233,501
Subscription receivable amount							$ 140,680		$ 140,680
Equity stock split ratio						1.00%	1.00%
Exercisable price | $ / shares						$ 34.87	$ 34.87		$ 21.34
Stock-based compensation expenses						$ 181,559	$ 101,731		$ 210,930
Vesting term						2 years	2 years
Entrepreneurs Institute Australia Pty Ltd
EQUITY
Dividends paid							$ 0		147,557
Treasury shares [member]
EQUITY
Number of shares repurchased									656,513
Value of shares repurchased for cash consideration							0		656,513
Gross proceeds from resold of ordinary shares									294,538
Ordinary shares
EQUITY
Proceeds from sale of future shares						$ 3,127,442	$ 2,222,000		$ 2,599,978
Ordinary shares | Tau Game Lodge [Member]
EQUITY
Number of shares issued | shares						85,836	73,428		257,478
Genius U Limited Ordinary Shares [Member]
EQUITY
Shares issued for cash						$ 3,308,617	$ 0
Genius U Limited Ordinary Shares [Member] | Convertible Debt [Member]
EQUITY
Convertible debt obligations						177,689	1,671,188
Entrepreneur Resorts Limited Ordinary Shares [Member]
EQUITY
Shares issued for cash						953,087	0
Contributed capital							13,199,435
Entrepreneur Resorts Limited Ordinary Shares [Member] | Tau Game Lodge [Member]
EQUITY
Number pf Options for purchase, shares					233,501
Exercisable price | $ / shares									$ 1.30
Stock-based compensation expenses					$ 88,213
Entrepreneur Resorts Limited Ordinary Shares [Member] | Convertible Debt [Member]
EQUITY
Convertible debt obligations						$ 37,085	992,816
Genius Group Ltd Ordinary Shares [Member]
EQUITY
Shares issued for cash							30,997,810		$ 6,400,000
Shares issued for settlement of loan							$ 350,000
Number pf Options for purchase, shares									153,042
Number pf Options for purchase, shares | shares		73,428		257,478		12,238	42,913
Subscription receivable amount						$ 433,783	$ 915,763		$ 668,214
Equity stock split ratio		1.00%							6.00%
Stock-based compensation expenses						394,717	398,605		$ 171,768
Unamortized share based compensation						$ 159,265	$ 75,434
Genius Group Ltd Ordinary Shares [Member] | Tau Game Lodge [Member]
EQUITY
Number of shares issued | shares					121,902				121,902
Number pf Options for purchase, shares					20,317				20,317
Number pf Options for purchase, shares | shares						14,306	12,238		42,913
Equity stock split ratio					1.00%				1.00%
Exercisable price | $ / shares					$ 15.45
Stock-based compensation expenses					$ 91,941
Genius Group Ltd Ordinary Shares [Member] | Chief Executive Officers [Member]
EQUITY
Number pf Options for purchase, shares									25,507

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination
[2]	Restatements in Note 35 to align with IFRS 3 book value method for business combination